Statements of Operations (Unaudited) (USD $)	3 Months Ended				9 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2011		Sep. 30, 2010
Investment income
Interest income	$ 2,232		$ 5,834		$ 10,645		$ 6,886
Other Income							5,599
Total income	2,232		5,834		10,645		12,485
Expenses
Brokerage commissions	115,714		108,708		410,721		360,940
Management fee	177,498		98,218		505,376		285,529
Selling commission	113,580		1,658		322,540		31,461
Incentive fee			60,660		648,939		184,041
Operating expenses	59,166		32,739		168,456		95,176
Other	6,314		753		15,479		1,609
Total expenses	472,272		302,736		2,071,511		958,756
Net investment loss	(470,040)		(296,902)		(2,060,866)		(946,271)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	2,261,814		126,903		6,411,015		367,343
Net change in unrealized appreciation (depreciation) on futures and forward contracts:	1,682,395		2,285,571		(883,098)		4,748,609
Net gain on investments	3,944,209		2,412,474		5,527,917		5,115,952
Net increase in net assets from operations	3,474,169		2,115,572		3,467,051		4,169,681
SERIES A
Investment income
Interest income	1,330		3,232		5,365		4,152
Other Income							5,599
Total income	1,330		3,232		5,365		9,751
Expenses
Brokerage commissions	57,575		49,471		186,379		121,429
Management fee	105,613		44,963		279,880		112,931
Selling commission	75,744		1,658		198,842		31,461
Incentive fee			33,976		243,449		84,151
Operating expenses	35,204		16,490		93,293		40,476
Other	2,071		51		5,524		97
Total expenses	276,207		146,609		1,007,367		390,545
Net investment loss	(274,877)		(143,377)		(1,002,002)		(380,794)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	1,275,578		(14,612)		3,190,579		292,714
Net change in unrealized appreciation (depreciation) on futures and forward contracts:	812,130		1,195,710		(368,875)		2,059,263
Net gain on investments	2,087,708		1,181,098		2,821,704		2,351,977
Net increase in net assets from operations	1,812,831		1,037,721		1,819,702		1,971,183
SERIES B
Investment income
Interest income	902		2,602		5,280		2,734
Total income	902		2,602		5,280		2,734
Expenses
Brokerage commissions	58,139		63,745		224,342		248,009
Management fee	71,885		48,747		225,496		164,100
Selling commission	37,836		26,684		123,698		99,890
Incentive fee					405,490
Operating expenses	23,962		16,249		75,163		54,700
Other	4,243		702		9,955		1,512
Total expenses	196,065		156,127		1,064,144		568,211
Net investment loss	(195,163)		(153,525)		(1,058,864)		(565,477)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	986,236		141,515		3,220,436		74,629
Net change in unrealized appreciation (depreciation) on futures and forward contracts:	870,265		1,089,861		(514,223)		2,689,346
Net gain on investments	1,856,501		1,231,376		2,706,213		2,763,975
Net increase in net assets from operations	$ 1,661,338		$ 1,077,851		$ 1,647,349		$ 2,198,498
Series A-1
Realized and unrealized gain (loss) on investments
Net increase in net assets from operations per Unit (based upon weighted average number of units outstanding during period)	$ 180.47	[1]	$ 142.90	[1]	$ 183.05	[1]	$ 317.16	[1]
Net increase in net assets from operations per Unit (based upon change in net asset value per unit during period)	$ 190.76		$ 130.74		$ 188.38		$ 274.93
Series A-2
Realized and unrealized gain (loss) on investments
Net increase in net assets from operations per Unit (based upon weighted average number of units outstanding during period)	$ 191.48	[2]	$ 159.39	[2]	$ 204.67	[2]	$ 353.62	[2]
Net increase in net assets from operations per Unit (based upon change in net asset value per unit during period)	$ 214.69		$ 144.55		$ 226.37		$ 305.38
Series B-1
Realized and unrealized gain (loss) on investments
Net increase in net assets from operations per Unit (based upon weighted average number of units outstanding during period)	$ 205.46	[3]	$ 116.01	[3]	$ 161.94	[3]	$ 202.17	[3]
Net increase in net assets from operations per Unit (based upon change in net asset value per unit during period)	$ 195.61		$ 110.06		$ 179.66		$ 194.28
Series B-2
Realized and unrealized gain (loss) on investments
Net increase in net assets from operations per Unit (based upon weighted average number of units outstanding during period)	$ 229.20	[4]	$ 129.47	[4]	$ 212.79	[4]	$ 237.65	[4]
Net increase in net assets from operations per Unit (based upon change in net asset value per unit during period)	$ 210.88		$ 118.35		$ 206.16		$ 213.66

[1]	Weighted average number of Units outstanding for Series A-1 for the Three Months Ended September 30, 2011 and September 30, 2010: 8,122.38 and 5,546.27, respectively; and for the Nine Months Ended September 30, 2011 and September 30, 2010: 7,871.84 and 4,790.29, respectively.
[2]	Weighted average number of Units outstanding for Series A-2 for the Three Months Ended September 30, 2011 and September 30, 2010: 1,811.97 and 1,538.13, respectively; and for the Nine Months Ended September 30, 2011 and September 30, 2010: 1,850.80 and 1,277.94, respectively.
[3]	Weighted average number of Units outstanding for Series B-1 for the Three Months Ended September 30, 2011 and September 30, 2010: 4,648.34 and 5,549.68, respectively; and for the Nine Months Ended September 30, 2011 and September 30, 2010: 5,696.03 and 7,177.88, respectively.
[4]	Weighted average number of Units outstanding for Series B-2 for the Three Months Ended September 30, 2011 and September 30, 2010: 3,081.49 and 3,352.32, respectively; for the Nine Months Ended September 30, 2011 and September 30, 2010: 3,406.81 and 3,195.81, respectively.